Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2019
Registrant Name	Victory Portfolios II
Entity Central Index Key	0001547580
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 28, 2019
Document Effective Date	Nov. 01, 2019
Prospectus Date	Nov. 01, 2019
VictoryShares US 500 Volatility Wtd ETF | VictoryShares US 500 Volatility Wtd ETF
Prospectus:
Trading Symbol	CFA
VictoryShares US Small Cap Volatility Wtd ETF | VictoryShares US Small Cap Volatility Wtd ETF
Prospectus:
Trading Symbol	CSA
VictoryShares International Volatility Wtd ETF | VictoryShares International Volatility Wtd ETF
Prospectus:
Trading Symbol	CIL
VictoryShares Emerging Market Volatility Wtd ETF | VictoryShares Emerging Market Volatility Wtd ETF
Prospectus:
Trading Symbol	CEZ
VictoryShares US Large Cap High Div Volatility Wtd ETF | VictoryShares US Large Cap High Div Volatility Wtd ETF
Prospectus:
Trading Symbol	CDL
VictoryShares US Small Cap High Div Volatility Wtd ETF | VictoryShares US Small Cap High Div Volatility Wtd ETF
Prospectus:
Trading Symbol	CSB
VictoryShares International High Div Volatility Wtd ETF | VictoryShares International High Div Volatility Wtd ETF
Prospectus:
Trading Symbol	CID
VictoryShares Emerging Market High Div Volatility Wtd ETF | VictoryShares Emerging Market High Div Volatility Wtd ETF
Prospectus:
Trading Symbol	CEY
VictoryShares Dividend Accelerator ETF | VictoryShares Dividend Accelerator ETF
Prospectus:
Trading Symbol	VSDA
VictoryShares US Multi-Factor Minimum Volatility ETF | VictoryShares US Multi-Factor Minimum Volatility ETF
Prospectus:
Trading Symbol	VSMV
VictoryShares Global Multi-Factor Minimum Volatility ETF | VictoryShares Global Multi-Factor Minimum Volatility ETF
Prospectus:
Trading Symbol	VSGV
VictoryShares International Multi-Factor Minimum Volatility ETF | VictoryShares International Multi-Factor Minimum Volatility ETF
Prospectus:
Trading Symbol	VSIV
VictoryShares US 500 Enhanced Volatility Wtd ETF | VictoryShares US 500 Enhanced Volatility Wtd ETF
Prospectus:
Trading Symbol	CFO
VictoryShares US EQ Income Enhanced Volatility Wtd ETF | VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Prospectus:
Trading Symbol	CDC
VictoryShares US Discovery Enhanced Volatility Wtd ETF | VictoryShares US Discovery Enhanced Volatility Wtd ETF
Prospectus:
Trading Symbol	CSF
VictoryShares Developed Enhanced Volatility Wtd ETF | VictoryShares Developed Enhanced Volatility Wtd ETF
Prospectus:
Trading Symbol	CIZ